Pruco Life Insurance Company                  Adam Scaramella
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4940 fax: (973) 802-9560



                                              July 10, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Universal Account (Registration No. 333-85115)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 5 and (ii) that the text of Post-Effective Amendment No. 5 was filed electronically on June 28, 2001 (Accession No. 0000891554-01-503265).




                                         By:        /s/
                                                   ----------------------------
                                                    Adam Scaramella
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company


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